SCHEDULE OF ACTIVITY ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Balance at beginning of fiscal year	$ 601,520	$ 114,599
Provision for estimated impairment losses	313,592	491,921
Write-offs and recoveries		(5,000)
Balance at end of fiscal year	$ 915,112	$ 601,520